OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES
25. OTHER LIABILITIES
An analysis of other liabilities is as follows:

	At December 31,
	2023	2022
	(€ thousand)
Advances for supplies and services	516,096	451,166
Deferred income	295,683	270,353
Accrued expenses	100,305	98,535
Payables to personnel	44,880	55,789
Social security payables	25,857	26,498
Other	40,146	49,684
Total other liabilities	1,022,967	952,025

Deferred income primarily includes amounts received under maintenance and power warranty programs of €262,644 thousand at December 31, 2023 and €239,879 thousand at December 31, 2022, which are deferred and recognized as net revenues over the length of the maintenance program. Of the total liability related to maintenance and power warranty programs at December 31, 2023, the Group expects to recognize in net revenues approximately €62 million in 2024, €57 million in 2025, €48 million in 2026 and €95 million in periods subsequent to 2026. Deferred income also includes amounts collected under various other agreements, which are dependent upon the future performance of a service or other act of the Group.

Advances and security deposits include advances received from customers for the purchase of Ferrari cars, mainly for our Icona, limited edition and Special Series models, as well as certain Range models in selected markets. The advances are recognized in net revenues when the cars are shipped. The increase during 2023 primarily relates to advances received during the year for the Purosangue and the Roma Spider.

Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At December 31, 2022	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2023
	(€ thousand)
Maintenance and power warranty programs	239,879	112,362	(89,617)	20	262,644
Advances from customers	446,394	990,468	(925,406)	(831)	510,625

	At December 31, 2021	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2022
	(€ thousand)
Maintenance and power warranty programs	218,982	100,710	(79,593)	(220)	239,879
Advances from customers	236,516	761,714	(551,885)	49	446,394